Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Components [Line Items]
Accrued compensation and benefits	$ 77,281	$ 79,488	$ 56,891
Accrued tax liabilities	6,323	17,978	15,191
Accrued interest	4,096	16,874	11,811
Accrued professional fees	11,086	12,285	3,572
Legal reserves		11,246	8,000
Customer deposits		6,559	3,764
Contingent consideration		2,600	850
Warranty and insurance reserves		2,524	3,133
Accrued restructuring charges		2,106	14,809
Loss on contract accrual		930	4,626
Environmental reserves		673	673
Related party payables		0	18,175
Current portion of finance lease obligations		95	1,127
Other	36,716	36,605	12,297
Accrued expenses and other current liabilities	$ 135,502	163,230	$ 154,919
Previously Reported [Member]
Balance Sheet Components [Line Items]
Other		$ 9,872